Silent Partnerships (Details) - Schedule of Continuity of the Company’s Silent Partnerships	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	$ 1,908,549
Issued during the year
Extinguished during the year	(560,755)
Discount
Accretion	37,404
Interest expense
Effects of currency translation	23,251
Balance ending	1,408,449
3% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	537,359
Issued during the year
Extinguished during the year
Discount
Accretion	20,592
Interest expense
Effects of currency translation	7,335
Balance ending	565,286
3.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	43,938
Issued during the year
Extinguished during the year
Discount
Accretion	1,659
Interest expense
Effects of currency translation	599
Balance ending	46,196
8.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	909,703
Issued during the year
Extinguished during the year	(138,747)
Discount
Accretion	14,341
Interest expense
Effects of currency translation	11,670
Balance ending	796,967
8% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	417,549
Issued during the year
Extinguished during the year	(422,008)
Discount
Accretion	812
Interest expense
Effects of currency translation	3,647
Balance ending